Description of Organization and Business Operations	3 Months Ended
Mar. 31, 2022
Rigetti Computing, Inc [Member]
Description of Organization and Business Operations
1. DESCRIPTION OF BUSINESS
Rigetti Computing Inc. and its subsidiaries (collectively, the “Company” or “Rigetti”), builds quantum computers and the superconducting quantum processors that power them. Through the Company’s Quantum Cloud Services (“QCaaS”) platform, the Company’s machines can be integrated into any public, private or hybrid cloud. The Company offers product types of Platform, Research and Software Tools usage in application areas of benchmarking, chemical simulation, education/entertainment, machine learning, and optimization.
The Company is located and headquartered in Berkeley, California. The Company also operates in Fremont, California, London, United Kingdom, Adelaide, Australia, British Columbia, Canada and Munich, Germany. The Company’s revenue is derived primarily from operations in the United States and United Kingdom.
Basis of Presentation
On March 2, 2022 (the “Closing Date”), a merger transaction between Rigetti Holdings, Inc. (“Legacy Rigetti”) and Supernova Partners Acquisition Company II, Ltd. (“SNII”) was completed (the “Business Combination”, see Note 3). In connection with the closing of the Business Combination, the Company changed its name to Rigetti Computing, Inc. and all of SNII Class A ordinary shares and SNII Class B ordinary shares automatically converted into shares of common stock, par value $0.0001, of the Company (the “Common Stock”) on a one-for-one basis.
The SNII public warrants and the private warrants held by SNII became warrants for Common Stock. The Company’s common stock and warrants trade on the Nasdaq Capital Market under the ticker symbols “RGTI” and “RGTIW,” respectively. For more information on this transaction, see Note 3.
The Company determined that Legacy Rigetti was the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification 805. The determination was primarily based on the following facts:

•	Former Legacy Rigetti stockholders have a controlling voting interest in the Company;

•
The Company’s board of directors as of immediately after the closing is comprised of eight board members, six seats occupied by previous Rigetti board members and one seat being occupied by a previous Supernova representative. The final eighth seat was filled by an individual who did not have ties to either Rigetti or Supernova pre-merger; and

•	Legacy Rigetti management continues to hold executive management roles for the post-combination company and be responsible for the day-to-day operations.
Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Rigetti issuing stock for the net assets of SNII, accompanied by a recapitalization. The primary asset acquired from SNII was related to the cash amounts that was assumed at historical costs. Separately, the Company also assumed warrants that were deemed to be derivatives and meet liability classification subject to fair value adjustment measurements upon closing of the Business Combination (the “Closing”). No goodwill or other intangible assets were recorded as a result of the Business Combination.
While SNII was the legal acquirer in the Business Combination, because Legacy Rigetti was deemed the accounting acquirer, the historical financial statements of Legacy Rigetti became the historical financial statements of the combined company, upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy Rigetti prior to the Business Combination; (ii) the combined results of SNII and Legacy Rigetti following the closing of the Business Combination; (iii) the assets and liabilities of Legacy Rigetti at their historical cost; and (iv) the Company’s equity structure for all periods presented.

In accordance with guidance applicable to these circumstances, the equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Rigetti shareholders and Legacy Rigetti convertible preferred shareholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Rigetti redeemable convertible preferred stock and Legacy Rigetti common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.
The accompanying unaudited condensed consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting. All intercompany transactions and balances have been eliminated in consolidation. All dollar amounts, except share and per share amounts, in the notes are presented in thousands, unless otherwise specified. The condensed consolidated balance sheet as of December 31, 2021, included herein, was derived from the audited consolidated financial statements as of that date, but does not include all disclosures including certain notes required by U.S. GAAP on an annual reporting basis. Certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes included as Exhibit 99.1 to the Company’s Current Report on Form
8-K,
dated March 7, 2022.
Risks and Uncertainties
— The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional capital (or financing) to fund operating losses, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.
COVID-19
— As of March 31, 2022 and December 31, 2021, the Company’s financial position was not significantly impacted due to the effects of
COVID-19.
However, the duration and intensity of the
COVID-19
pandemic and any resulting disruption to the Company’s operations remains somewhat uncertain, and the Company will continue to assess the impact of the
COVID-19
pandemic on its financial position.
Liquidity
— The Company has incurred net losses since inception, experienced negative cash flows from operations, and has an accumulated deficit of $217.6 million as of March 31, 2022. The Company expects operating losses and negative cash flows from operations to continue for the foreseeable future. On the Closing Date, the Company received $225.6 million combined net proceeds from the Business Combination and the PIPE investment (See Note 3 for further information). Therefore, as of the date on which these condensed consolidated financial statements were issued, the Company believes that its cash on hand, together with cash generated from sales to customers, will satisfy its working capital and capital requirements for at least the next twelve months. In the future, the Company may raise additional capital through the issuance of equity securities, debt financings or other sources in order to further implement its business plan. If such financing is not available when needed and at adequate levels, the Company may need to reevaluate its business plans.
Change in Fiscal Year
— In October 2021, the board of directors of Rigetti approved a change to Rigetti’s fiscal year-end
from January 31 to December 31, effective December 31, 2021. The Company believes the year-end
change is important and useful to its financial statement users to allow for increased comparability with its industry peers. As a result of this change, the Company’s fiscal year now begins on January 1 and ends on December 31 of each year, starting on January 1, 2022. Year-over-year quarterly financial data has been and will continue to be recast to be comparative with the new fiscal quarter ends in the new fiscal year.